SP FUNDS S&P 500 SHARIA INDUSTRY EXCLUSIONS ETF

Schedule of Investments at February 28, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Agriculture - 0.2%
Archer-Daniels-Midland Co.	5,820	$463,272

Apparel - 0.9%
Nike, Inc. - Class A	13,349	1,585,728
Ralph Lauren Corp. - Class A	424	50,113
Tapestry, Inc.	2,536	110,341
		1,746,182
Auto Manufacturers - 3.2%
Cummins, Inc.	1,491	362,432
Tesla, Inc. (1)	28,444	5,851,215
		6,213,647
Auto Parts & Equipment - 0.2%
Aptiv PLC (1)	2,852	331,630

Beverages - 2.9%
The Coca-Cola Co.	41,264	2,455,621
Keurig Dr Pepper, Inc.	9,004	311,088
Monster Beverage Corp. (1)	4,038	410,907
PepsiCo, Inc.	14,593	2,532,323
		5,709,939
Biotechnology - 2.5%
Amgen, Inc.	5,644	1,307,489
Biogen, Inc. (1)	1,520	410,187
Bio-Rad Laboratories, Inc. - Class A (1)	211	100,824
Corteva, Inc.	7,562	471,037
Illumina, Inc. (1)	1,647	328,083
Incyte Corp. (1)	1,900	146,262
Moderna, Inc. (1)	3,500	485,835
Regeneron Pharmaceuticals, Inc. (1)	1,115	847,868
Vertex Pharmaceuticals, Inc. (1)	2,712	787,267
		4,884,852
Building Materials - 1.0%
Carrier Global Corp.	8,830	397,615
Johnson Controls International PLC	7,270	455,974
Martin Marietta Materials, Inc.	652	234,635
Masco Corp.	2,385	125,046
Trane Technologies PLC	2,432	449,847
Vulcan Materials Co.	1,390	251,465
		1,914,582
Chemicals - 2.2%
Air Products and Chemicals, Inc.	2,348	671,481
Albemarle Corp.	1,235	314,073
Ecolab, Inc.	2,625	418,346
FMC Corp.	1,322	170,736
Linde PLC	5,238	1,824,762
PPG Industries, Inc.	2,478	327,245
The Sherwin-Williams Co.	2,486	550,276
		4,276,919
Commercial Services - 0.6%
Cintas Corp.	911	399,446
CoStar Group, Inc. (1)	4,291	303,202
Gartner, Inc. (1)	818	268,148
Robert Half International, Inc.	1,129	91,020
Rollins, Inc.	2,443	85,994
		1,147,810
Computers - 12.6%
Apple, Inc.	158,555	23,372,592
Cognizant Technology Solutions Corp.	5,429	340,018
EPAM Systems, Inc. (1)	607	186,744
Fortinet, Inc. (1)	6,857	407,580
NetApp, Inc.	2,305	148,788
		24,455,722
Cosmetics & Personal Care - 2.4%
Colgate-Palmolive Co.	8,840	647,972
The Estee Lauder Companies, Inc. - Class A	2,438	592,556
The Procter & Gamble Co.	25,123	3,455,920
		4,696,448
Distribution & Wholesale - 0.6%
Copart, Inc. (1)	4,527	318,972
Fastenal Co.	6,072	313,072
LKQ Corp.	2,684	153,766
Pool Corp.	404	144,172
W.W. Grainger, Inc.	462	308,815
		1,238,797
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	6,253	517,185
Generac Holdings, Inc. (1)	665	79,807
		596,992
Electronics - 0.9%
Agilent Technologies, Inc.	3,119	442,804
Allegion PLC	906	102,115
Fortive Corp.	3,745	249,642
Garmin Ltd.	1,612	158,186
Mettler-Toledo International, Inc. (1)	218	312,549
TE Connectivity Ltd.	3,357	427,413
Trimble, Inc. (1)	2,614	136,085
		1,828,794
Energy - Alternate Sources - 0.3%
Enphase Energy, Inc. (1)	1,441	303,374
First Solar, Inc. (1)	1,037	175,398
		478,772
Environmental Control - 0.4%
Pentair PLC	1,730	96,776
Waste Management, Inc.	3,944	590,654
		687,430
Food - 1.2%
General Mills, Inc.	6,275	498,925
The Hershey Co.	1,544	367,966
Kellogg Co.	2,705	178,368
Lamb Weston Holdings, Inc.	1,490	149,953
McCormick & Co., Inc.	2,652	197,097
Mondelez International, Inc.	14,482	943,937
		2,336,246
Healthcare - Products - 6.5%
Abbott Laboratories	18,484	1,880,193
Align Technology, Inc. (1)	755	233,673
Bio-Techne Corp.	1,647	119,638
Boston Scientific Corp. (1)	15,172	708,836
The Cooper Companies, Inc.	505	165,120
Danaher Corp.	6,945	1,719,096
DENTSPLY SIRONA, Inc.	2,259	86,000
Edwards Lifesciences Corp. (1)	6,549	526,802
Hologic, Inc. (1)	2,607	207,621
IDEXX Laboratories, Inc. (1)	877	415,031
Intuitive Surgical, Inc. (1)	3,747	859,524
Medtronic PLC	14,074	1,165,327
ResMed, Inc.	1,545	329,085
STERIS PLC	1,044	196,303
Stryker Corp.	3,563	936,641
Teleflex, Inc.	481	114,589
Thermo Fisher Scientific, Inc.	4,149	2,247,762
Waters Corp. (1)	618	192,130
West Pharmaceutical Services, Inc.	769	243,796
Zimmer Biomet Holdings, Inc.	2,209	273,629
		12,620,796
Healthcare - Services - 0.3%
Catalent, Inc. (1)	1,830	124,843
Charles River Laboratories International, Inc. (1)	520	114,057
Laboratory Corp. of America Holdings	934	223,562
Quest Diagnostics, Inc.	1,203	166,447
		628,909
Home Builders - 0.4%
D.R. Horton, Inc.	3,307	305,831
Lennar Corp. - Class A	2,682	259,457
NVR, Inc. (1)	29	150,035
PulteGroup, Inc.	2,407	131,591
		846,914
Household Products & Wares - 0.5%
Avery Dennison Corp.	837	152,493
Church & Dwight Co., Inc.	2,564	214,812
The Clorox Co.	1,296	201,450
Kimberly-Clark Corp.	3,569	446,304
		1,015,059
Internet - 8.6%
Alphabet, Inc. - Class C (1)	56,125	5,068,087
Alphabet, Inc. - Class A (1)	63,317	5,702,329
Booking Holdings, Inc. (1)	402	1,014,648
CDW Corp.	1,414	286,222
eBay, Inc.	5,733	263,145
F5, Inc. (1)	617	88,219
Meta Platforms, Inc. - Class A (1)	23,827	4,168,295
VeriSign, Inc. (1)	966	190,138
		16,781,083
Iron & Steel - 0.4%
Nucor Corp.	2,711	453,930
Steel Dynamics, Inc.	1,766	222,710
		676,640
Machinery - Diversified - 1.0%
Dover Corp.	1,488	223,051
IDEX Corp.	783	176,159
Ingersoll Rand, Inc.	4,274	248,191
Nordson Corp.	549	120,583
Otis Worldwide Corp.	4,404	372,667
Rockwell Automation, Inc.	1,213	357,750
Westinghouse Air Brake Technologies Corp.	1,913	199,583
Xylem, Inc.	1,897	194,727
		1,892,711
Media - 0.1%
News Corp. - Class A	4,053	69,509
News Corp. - Class B	1,232	21,264
		90,773
Mining - 0.2%
Newmont Corp.	8,412	366,847

Miscellaneous Manufacturers - 1.1%
3M Co.	5,854	630,710
A.O. Smith Corp. - Class A	1,302	85,450
Eaton Corp. PLC	4,203	735,231
Illinois Tool Works, Inc.	2,948	687,356
		2,138,747
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	528	158,532

Oil & Gas - 5.5%
Chevron Corp.	18,853	3,030,997
ConocoPhillips	13,194	1,363,600
Coterra Energy, Inc.	8,360	208,749
EOG Resources, Inc.	6,215	702,419
Exxon Mobil Corp.	43,656	4,798,231
Pioneer Natural Resources Co.	2,503	501,626
		10,605,622
Oil & Gas Services - 0.2%
Baker Hughes Co. - Class A	10,600	324,360

Packaging & Containers - 0.1%
Packaging Corp. of America	953	130,294

Pharmaceuticals - 6.9%
Becton Dickinson and Co.	3,003	704,354
Dexcom, Inc. (1)	4,094	454,475
Eli Lilly & Co.	8,362	2,602,422
Henry Schein, Inc. (1)	1,416	110,887
Johnson & Johnson	27,718	4,248,061
Merck & Co., Inc.	26,877	2,855,412
Pfizer, Inc.	59,508	2,414,239
		13,389,850
Real Estate Investment Trusts (REITs) - 2.1%
AvalonBay Communities, Inc.	1,480	255,330
Camden Property Trust	1,109	127,269
Crown Castle, Inc.	4,559	596,089
Equinix, Inc.	972	668,998
Equity Residential	3,555	222,259
Essex Property Trust, Inc.	664	151,432
Mid-America Apartment Communities, Inc.	1,219	195,162
Prologis, Inc.	9,767	1,205,248
Public Storage	1,658	495,659
Weyerhaeuser Co.	7,802	243,812
		4,161,258
Retail - 4.8%
Advance Auto Parts, Inc.	624	90,455
AutoZone, Inc. (1)	186	462,496
Dollar Tree, Inc. (1)	2,216	321,941
Genuine Parts Co.	1,491	263,698
The Home Depot, Inc.	10,840	3,214,494
Lowe’s Companies, Inc.	6,563	1,350,337
O’Reilly Automotive, Inc. (1)	657	545,376
Ross Stores, Inc.	3,663	404,908
Starbucks Corp.	12,166	1,242,027
The TJX Companies, Inc.	12,295	941,797
Tractor Supply Co.	1,169	272,681
Ulta Beauty, Inc. (1)	524	271,851
		9,382,061
Semiconductors - 10.3%
Advanced Micro Devices, Inc. (1)	17,089	1,342,854
Analog Devices, Inc.	5,433	996,793
Applied Materials, Inc.	9,108	1,057,894
Broadcom, Inc.	4,275	2,540,590
Intel Corp.	43,741	1,090,463
KLA Corp.	1,498	568,311
Lam Research Corp.	1,446	702,770
Microchip Technology, Inc.	5,827	472,162
Micron Technology, Inc.	11,528	666,549
Monolithic Power Systems, Inc.	459	222,289
NVIDIA Corp.	26,389	6,126,470
NXP Semiconductors NV	2,736	488,321
ON Semiconductor Corp. (1)	4,565	353,377
QUALCOMM, Inc.	11,881	1,467,660
Teradyne, Inc.	1,621	163,948
Texas Instruments, Inc.	9,615	1,648,492
		19,908,943
Software - 13.9%
Adobe, Inc. (1)	4,927	1,596,102
Akamai Technologies, Inc. (1)	1,615	117,249
ANSYS, Inc. (1)	919	279,018
Autodesk, Inc. (1)	2,268	450,629
Cadence Design Systems, Inc. (1)	2,907	560,877
Ceridian HCM Holding, Inc. (1)	1,614	117,709
Microsoft Corp.	79,036	19,713,159
Paycom Software, Inc. (1)	498	143,952
PTC, Inc. (1)	1,101	137,988
Roper Technologies, Inc.	1,105	475,371
Salesforce, Inc. (1)	10,586	1,731,975
ServiceNow, Inc. (1)	2,132	921,386
Synopsys, Inc. (1)	1,608	584,926
Tyler Technologies, Inc. (1)	430	138,138
		26,968,479
Telecommunications - 1.7%
Arista Networks, Inc. (1)	2,622	363,671
Cisco Systems, Inc.	43,535	2,107,965
Corning, Inc.	8,071	274,010
Juniper Networks, Inc.	3,334	102,621
Motorola Solutions, Inc.	1,770	465,174
		3,313,441
Transportation - 2.5%
C.H. Robinson Worldwide, Inc.	1,241	124,050
CSX Corp.	22,285	679,470
Expeditors International of Washington, Inc.	1,669	174,510
J.B. Hunt Transport Services, Inc.	873	157,830
Norfolk Southern Corp.	2,443	549,235
Old Dominion Freight Line, Inc.	953	323,315
Union Pacific Corp.	6,505	1,348,356
United Parcel Service, Inc. - Class B	7,720	1,408,823
		4,765,589
Total Common Stocks
(Cost $191,094,210)		193,174,942

Rights - 0.0% (2)
Health Care - 0.0% (2)
ABIOMED, Inc. - CVR (1)(3)	405	0

Total Rights
(Cost $0)		0

Total Investments in Securities - 99.6%
(Cost $191,094,210)		193,174,942
Other Assets in Excess of Liabilities - 0.4%		860,049
Total Net Assets - 100.0%		$194,034,991

CVR - Contingent Value Rights
(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The security is fair valued by the Valuation Designee

Summary of Fair Value Exposure at February 28, 2023 (Unaudited)

The SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$193,174,942	$–	$–	$193,174,942
Rights (2)	-	-	0	0
Total Investments in Securities	$193,174,942	$–	$0	$193,174,942

	Rights(2)
Balance as of November 30, 2022	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	0
Balance as of February 28, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at February 28, 2023:	$-

(1) See Schedule of Investments for industry breakout.
(2) The Level 3 security (Right) is fair valued at $0 due to a lack of trading activity.